Summary of Significant Accounting Policies - Intangible Assets Acquired (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 409,093		$ 409,093	$ 11,775
Accumulated amortization	(43,254)		(43,254)	(7,242)
Intangible assets, net	365,839		365,839	4,533
Capitalized internally developed software costs	8,200		8,200	11,800
Capitalized internally developed software costs, amortization	43,300	$ 1,400		2,900
Annual Amortization Expense
2022	48,486		48,486
2023	33,037		33,037
2024	33,024		33,024
2025	32,539		32,539
2026	31,893		31,893
Thereafter	186,860		$ 186,860
Contractor relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life			11 years 6 months
Intangible assets, gross	350,000		$ 350,000
Capital provider relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life			9 months 18 days
Intangible assets, gross	43,000		$ 43,000
Trademarks/trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life			10 years
Intangible assets, gross	7,900		$ 7,900
Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	8,193		8,193	$ 11,775
Intangible assets, net	7,449		7,449
Annual Amortization Expense
2022	1,838		1,838
2023	1,838		1,838
2024	1,739		1,739
2025	1,340		1,340
2026	694		$ 694
Developed technology | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life			3 years	1 year
Developed technology | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life			5 years	3 years
Other Identified Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	358,390		$ 358,390
Annual Amortization Expense
2022	46,648		46,648
2023	31,199		31,199
2024	31,285		31,285
2025	31,199		31,199
2026	31,199		31,199
Thereafter	$ 186,860		$ 186,860